UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1810

                             OPPENHEIMER GLOBAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                   Date of reporting period: DECEMBER 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.1%
------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.2%
------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.0%
Bayerische Motoren Werke AG                                               1,889,038       $ 82,747,589
------------------------------------------------------------------------------------------------------
Porsche AG, Preference                                                       89,019         63,855,248
------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                        2,601,812        136,122,804
                                                                                          ------------
                                                                                           282,725,641
------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.0%
Carnival Corp.                                                            2,420,332        129,415,152
------------------------------------------------------------------------------------------------------
International Game Technology                                             2,947,682         90,729,652
------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                         2,269,612         68,111,056
                                                                                          ------------
                                                                                           288,255,860
------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.5%
Koninklijke (Royal) Philips Electronics NV                                5,782,646        179,708,593
------------------------------------------------------------------------------------------------------
Sony Corp.                                                                4,409,628        180,221,367
                                                                                          ------------
                                                                                           359,929,960
------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--2.0%
Amazon.com, Inc. 1                                                        1,098,784         51,807,666
------------------------------------------------------------------------------------------------------
eBay, Inc. 1                                                              4,472,310        193,427,408
------------------------------------------------------------------------------------------------------
GUS plc                                                                   2,673,742         47,473,491
                                                                                          ------------
                                                                                           292,708,565
------------------------------------------------------------------------------------------------------
MEDIA--4.9%
Grupo Televisa SA, Sponsored GDR                                          1,678,572        135,125,046
------------------------------------------------------------------------------------------------------
JC Decaux SA 1                                                            1,938,699         45,215,730
------------------------------------------------------------------------------------------------------
Pearson plc                                                               6,618,437         78,285,282
------------------------------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                                            22,875,786         59,162,109
------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. 1,2                                         18,400,000        123,280,000
------------------------------------------------------------------------------------------------------
Television Broadcasts Ltd.                                               11,562,266         61,437,563
------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                     3,470,700         83,192,679
------------------------------------------------------------------------------------------------------
WPP Group plc                                                             4,241,370         45,899,588
------------------------------------------------------------------------------------------------------
Zee Telefilms Ltd. 3                                                     21,515,942         75,027,254
                                                                                          ------------
                                                                                           706,625,251
------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.8%
Gap, Inc. (The)                                                           2,048,162         36,129,578
------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                                             6,647,906        225,934,246
------------------------------------------------------------------------------------------------------
Industria de Diseno Textil SA                                             3,000,200         97,855,387
------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                               935,178         35,807,966
                                                                                          ------------
                                                                                           395,727,177
------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.0%
Burberry Group plc 1                                                      6,030,519         44,588,468
------------------------------------------------------------------------------------------------------
Coach, Inc. 1                                                             2,290,600         76,368,604
------------------------------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                                         1,874,304        166,534,286
                                                                                          ------------
                                                                                           287,491,358
CONSUMER STAPLES--7.2%
------------------------------------------------------------------------------------------------------
BEVERAGES--1.6%
Companhia de Bebidas das Americas, ADR, Preference                        2,180,210         82,956,991
------------------------------------------------------------------------------------------------------
Diageo plc                                                                  485,531          7,037,831


1           |          OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
BEVERAGES CONTINUED
Fomento Economico Mexicano SA de CV, UBD                                 11,155,146       $ 80,784,975
------------------------------------------------------------------------------------------------------
Grupo Modelo SA de CV, Series C                                          15,408,976         55,795,493
                                                                                          ------------
                                                                                           226,575,290
------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.3%
Tesco plc                                                                 7,828,520         44,649,354
------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Cadbury Schweppes plc                                                    15,748,615        148,888,804
------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--3.3%
Hindustan Lever Ltd.                                                     22,048,096         96,654,894
------------------------------------------------------------------------------------------------------
Kao Corp.                                                                 2,000,000         53,588,841
------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                1,000,000         57,880,000
------------------------------------------------------------------------------------------------------
Reckitt Benckiser plc                                                     7,877,209        260,210,954
                                                                                          ------------
                                                                                           468,334,689
------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.7%
Avon Products, Inc.                                                       1,281,700         36,592,535
------------------------------------------------------------------------------------------------------
Shiseido Co. Ltd.                                                         3,840,160         71,411,587
                                                                                          ------------
                                                                                           108,004,122
------------------------------------------------------------------------------------------------------
TOBACCO--0.3%
Altria Group, Inc.                                                          514,876         38,471,535


ENERGY--7.9%
------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.5%
GlobalSantaFe Corp.                                                       2,898,716        139,573,175
------------------------------------------------------------------------------------------------------
Technip SA                                                                2,705,910        164,137,931
------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                        2,870,632        200,054,344
                                                                                          ------------
                                                                                           503,765,450
------------------------------------------------------------------------------------------------------
OIL & GAS--4.4%
BP plc, ADR                                                               1,980,458        127,185,013
------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                1,685,248        145,268,378
------------------------------------------------------------------------------------------------------
Chevron Corp.                                                             1,603,116         91,008,895
------------------------------------------------------------------------------------------------------
Husky Energy, Inc.                                                        3,611,783        183,315,581
------------------------------------------------------------------------------------------------------
Neste Oil Oyj 1                                                             423,700         11,978,590
------------------------------------------------------------------------------------------------------
Total SA, B Shares                                                          257,918         64,794,771
                                                                                          ------------
                                                                                           623,551,228
FINANCIALS--16.0%
------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.5%
3i Group plc                                                              4,328,974         63,121,406
------------------------------------------------------------------------------------------------------
Credit Suisse Group                                                       3,076,586        156,867,137
------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                      2,702,644        140,051,012
                                                                                          ------------
                                                                                           360,039,555
------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--5.1%
Anglo Irish Bank Corp.                                                    3,997,300         60,669,120
------------------------------------------------------------------------------------------------------
Australia & New Zealand Banking Group Ltd.                                1,835,465         32,226,636
------------------------------------------------------------------------------------------------------
HSBC Holdings plc                                                         8,585,988        137,864,813
------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                                            2,000,000         57,600,000
------------------------------------------------------------------------------------------------------
Resona Holdings, Inc. 1                                                      23,822         95,446,807
------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                    7,112,019        214,744,479


2           |          OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Societe Generale, Cl. A                                                   1,101,243       $135,460,177
                                                                                          ------------
                                                                                           734,012,032
------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.0%
American Express Co.                                                      2,279,742        117,315,523
------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                             790,963         38,385,434
------------------------------------------------------------------------------------------------------
Credit Saison Co. Ltd.                                                    1,870,856         93,146,351
------------------------------------------------------------------------------------------------------
Investor AB, B Shares                                                     3,078,942         53,870,343
------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                      2,981,540        118,337,323
------------------------------------------------------------------------------------------------------
Morgan Stanley                                                            2,728,602        154,820,877
                                                                                          ------------
                                                                                           575,875,851
------------------------------------------------------------------------------------------------------
INSURANCE--4.4%
ACE Ltd.                                                                  1,799,251         96,151,973
------------------------------------------------------------------------------------------------------
Allianz AG                                                                1,059,411        160,478,811
------------------------------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B 1                                            28,150         82,634,325
------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                       491,818         49,353,936
------------------------------------------------------------------------------------------------------
Manulife Financial Corp.                                                  1,300,000         76,348,230
------------------------------------------------------------------------------------------------------
Prudential plc                                                           11,653,414        110,272,658
------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                      848,100         57,144,978
                                                                                          ------------
                                                                                           632,384,911
HEALTH CARE--13.0%
------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.6%
Affymetrix, Inc. 1                                                        1,500,000         71,625,000
------------------------------------------------------------------------------------------------------
Amgen, Inc. 1                                                             1,776,366        140,084,223
------------------------------------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc. 1                                              609,900         24,347,208
------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                           863,952         79,915,560
------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                   2,096,702        110,349,426
------------------------------------------------------------------------------------------------------
ImClone Systems, Inc. 1                                                     905,500         31,004,320
------------------------------------------------------------------------------------------------------
Wyeth                                                                     1,424,096         65,608,103
                                                                                          ------------
                                                                                           522,933,840
------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.1%
Biomet, Inc.                                                              1,441,400         52,711,998
------------------------------------------------------------------------------------------------------
Boston Scientific Corp. 1                                                 2,945,500         72,135,295
------------------------------------------------------------------------------------------------------
Essilor International SA                                                    253,894         20,499,806
------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                             566,450         32,610,527
------------------------------------------------------------------------------------------------------
Nektar Therapeutics 1,2                                                   1,260,528         16,598,633
------------------------------------------------------------------------------------------------------
Smith & Nephew plc                                                       10,391,247         95,736,847
------------------------------------------------------------------------------------------------------
Swiss Medical SA 1,2,3                                                      960,000         12,872,835
                                                                                          ------------
                                                                                           303,165,941
------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.4%
Express Scripts, Inc. 1                                                   1,100,000         92,180,000
------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                                   2,125,594        109,425,579
                                                                                          ------------
                                                                                           201,605,579
------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.9%
Chugai Pharmaceutical Co. Ltd.                                            2,959,082         63,786,743
------------------------------------------------------------------------------------------------------
Novartis AG                                                               1,561,448         82,050,138
------------------------------------------------------------------------------------------------------
Novo Nordisk AS, Cl. B                                                      647,000         36,395,033


3           |          OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
Pfizer, Inc.                                                              2,568,486       $ 59,897,094
------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                         1,205,648        181,023,820
------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                         2,690,063        235,671,519
------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                       7,354,380        103,579,304
------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                            1,000,000         54,097,596
------------------------------------------------------------------------------------------------------
Theravance, Inc. 1                                                        1,258,800         28,348,176
                                                                                          ------------
                                                                                           844,849,423
INDUSTRIALS--8.6%
------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.3%
Boeing Co.                                                                1,296,884         91,093,132
------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR                                 3,724,596        145,631,704
------------------------------------------------------------------------------------------------------
European Aeronautic Defence & Space Co.                                   4,069,050        153,672,671
------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                     1,038,810         66,099,480
------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                    1,157,100         69,553,281
------------------------------------------------------------------------------------------------------
Raytheon Co.                                                              2,257,684         90,646,013
                                                                                          ------------
                                                                                           616,696,281
------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.3%
JGC Corp.                                                                 1,909,040         36,702,008
------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.6%
Emerson Electric Co.                                                      1,228,100         91,739,070
------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.2%
3M Co.                                                                    1,465,000        113,537,500
------------------------------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                                                    5,515,920         52,536,637
------------------------------------------------------------------------------------------------------
Siemens AG                                                                1,813,118        155,345,105
                                                                                          ------------
                                                                                           321,419,242
------------------------------------------------------------------------------------------------------
MACHINERY--0.9%
Fanuc Ltd.                                                                  486,100         41,632,560
------------------------------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.                                         1,076,860         81,659,698
                                                                                          ------------
                                                                                           123,292,258
------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.3%
Macquarie Airports                                                       17,836,205         41,246,370


INFORMATION TECHNOLOGY--21.8%
------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.4%
Cisco Systems, Inc. 1                                                     4,337,406         74,256,391
------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                           8,728,398        171,600,305
------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                  1,678,134         37,422,388
------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                            2,684,986        115,669,197
------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                               112,124,236        385,296,953
                                                                                          ------------
                                                                                           784,245,234
------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.1%
International Business Machines Corp.                                     1,312,187        107,861,771
------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                                 12,000,000         50,280,000
                                                                                          ------------
                                                                                           158,141,771
------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.7%
Hoya Corp.                                                                2,605,516         94,212,060
------------------------------------------------------------------------------------------------------
Keyence Corp.                                                               262,938         75,489,106
------------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                             1,935,804        125,282,947


4           |          OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Nidec Corp.                                                                 642,308     $   55,264,579
------------------------------------------------------------------------------------------------------
Tandberg ASA                                                              5,486,062         33,449,369
                                                                                          ------------
                                                                                           383,698,061
------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.3%
Yahoo Japan Corp.                                                            24,646         37,407,335
------------------------------------------------------------------------------------------------------
IT SERVICES--1.3%
Infosys Technologies Ltd.                                                 2,766,973        184,285,506
------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.3%
Canon, Inc.                                                                 820,788         48,264,577
------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.2%
Advanced Micro Devices, Inc. 1                                            9,136,642        279,581,245
------------------------------------------------------------------------------------------------------
Altera Corp. 1                                                            3,417,018         63,317,344
------------------------------------------------------------------------------------------------------
Cree, Inc. 1                                                              2,662,068         67,190,596
------------------------------------------------------------------------------------------------------
International Rectifier Corp. 1                                           1,985,040         63,322,776
------------------------------------------------------------------------------------------------------
Samsung Electronics Co.                                                     244,440        157,457,881
------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc. 1                                                616,766         22,610,642
------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.                              50,000,000         94,659,327
                                                                                          ------------
                                                                                           748,139,811
------------------------------------------------------------------------------------------------------
SOFTWARE--5.5%
Adobe Systems, Inc.                                                       2,443,400         90,308,064
------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                            2,678,296         45,316,768
------------------------------------------------------------------------------------------------------
Enix Corp.                                                                2,009,968         56,597,357
------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                            2,129,700        113,513,010
------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                           7,412,102        193,826,467
------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                           422,400         51,344,411
------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                           10,456,359         92,329,650
------------------------------------------------------------------------------------------------------
SAP AG                                                                      809,415        146,786,544
                                                                                          ------------
                                                                                           790,022,271
MATERIALS--0.2%
------------------------------------------------------------------------------------------------------
CHEMICALS--0.2%
Syngenta AG 1                                                               218,195         27,148,801


TELECOMMUNICATION SERVICES--5.0%
------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
Tele Norte Leste Participacoes SA, Preference                             4,219,000         74,878,544
------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.5%
KDDI Corp.                                                                   29,336        169,148,090
------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                                  6,113,336        124,039,587
------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                      163,299,843        352,599,320
                                                                                          ------------
                                                                                           645,786,997
UTILITIES--1.2%
------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Energias de Portugal SA                                                  13,761,310         42,359,035
------------------------------------------------------------------------------------------------------
Fortum Oyj                                                                3,500,000         65,635,100
                                                                                          ------------
                                                                                           107,994,135
------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.5%
Hong Kong & China Gas Co. Ltd.                                           31,138,280         66,463,992
                                                                                          ------------
Total Common Stocks (Cost $9,986,191,712)                                               14,238,143,680


5           |          OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.8%
------------------------------------------------------------------------------------------------------
Undivided interest of 7.38% in joint repurchase agreement
(Principal Amount/Value $1,414,200,000, with a maturity value of
$1,414,844,247) with UBS Warburg LLC, 4.10%, dated 12/30/05, to be repurchased at $104,477,574 on 1/3/06, collateralized by
Federal Home Loan Mortgage Corp., 5%, 1/1/35, with a value of
$157,513,104 and Federal National Mortgage Assn., 5%--5.50%,
3/1/34--10/1/35, with a value of $1,301,420,187  (Cost $104,430,000)   $104,430,000   $    104,430,000
------------------------------------------------------------------------------------------------------

Total Investments, At Value (Cost $10,090,621,712)                             99.9%    14,342,573,680
------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                 0.1         21,132,201

                                                                       -------------------------------
Net Assets                                                                    100.0%  $ 14,363,705,881
                                                                       ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2005 was $152,751,468, which represents 1.06% of the Fund's net assets, all of which is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of December 31, 2005 amounts to $87,900,089. Transactions during the period in which the issuer was an affiliate are as follows:

                                                              SHARES         GROSS        GROSS              SHARES
                                                  SEPTEMBER 30, 2005     ADDITIONS   REDUCTIONS   DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------
Swiss Medical SA                                             960,000            --           --             960,000

Zee Telefilms Ltd.                                        19,685,229     1,830,713           --          21,515,942

                                                                                       Dividend
                                                                             Value       Income
-----------------------------------------------------------------------------------------------
Swiss Medical SA                                                       $12,872,835   $       --

Zee Telefilms Ltd.                                                      75,027,254           --
                                                                       ------------------------
                                                                       $87,900,089   $       --
                                                                       ========================

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                         VALUE       PERCENT
--------------------------------------------------------------------------------
United States                                    $  5,451,009,349          38.0%
United Kingdom                                      1,778,558,308          12.4
Japan                                               1,642,746,430          11.5
France                                                985,986,891           6.9
Sweden                                                665,101,542           4.6
Germany                                               609,213,297           4.2
Switzerland                                           447,089,896           3.1
India                                                 413,567,654           2.9
Korea, Republic of South                              363,157,166           2.5
Brazil                                                303,467,239           2.1
Mexico                                                271,705,514           1.9
Canada                                                259,663,811           1.8
Hong Kong                                             180,438,192           1.3
The Netherlands                                       179,708,593           1.3
Cayman Islands                                        153,296,951           1.1
Spain                                                  97,855,387           0.7


6           |          OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

Taiwan                                                 94,659,327           0.7
Finland                                                77,613,690           0.5
Australia                                              73,473,006           0.5
Ireland                                                60,669,120           0.4
Singapore                                              59,162,109           0.4
Bermuda                                                49,353,936           0.3
Portugal                                               42,359,035           0.3
Denmark                                                36,395,033           0.3
Norway                                                 33,449,369           0.2
Argentina                                              12,872,835           0.1
                                                 -------------------------------
Total                                            $ 14,342,573,680         100.0%
                                                 ===============================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   10,094,925,862
Federal tax cost of other investments                    417,880
                                              ------------------
Total federal tax cost                        $   10,095,343,742
                                              ==================

Gross unrealized appreciation                 $    4,419,690,913
Gross unrealized depreciation                       (172,103,313)
                                              ------------------
Net unrealized appreciation                   $    4,247,587,600
                                              ==================

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.


7           |          OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                                                        Unrealized
                                   Acquisition                    Valuation as of     Appreciation
Security                                 Dates           Cost   December 31, 2005    (Depreciation)
---------------------------------------------------------------------------------------------------
Nektar Therapeutics                    6/25/03   $ 14,307,000   $      16,598,633   $    2,291,633
Sirius Satellite Radio, Inc.            3/5/03     16,869,401         123,280,000      106,410,599
Swiss Medical SA               5/19/94-7/10/02     30,390,000          12,872,835      (17,517,165)
                                                 --------------------------------------------------
                                                 $ 61,566,401   $     152,751,468   $   91,185,067
                                                 ==================================================


8           |          OPPENHEIMER GLOBAL FUND


ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: February 14, 2006